Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Fixed Production Overhead To Cost Of Sales	$ 1,697	$ 3,794	$ 2,735
- Inventory provision (note 6)	$ 5,816	$ 651	$ 2,529